Loss per share	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Loss per share

6. Loss per share

	Consolidated
	2022	2021
	$	$
Basic loss per share - cents per share	(1.25)	(1.16)
Basic loss per share
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
Total comprehensive loss for the year	(14,903,909)	(11,372,799)
- Weighted average number of ordinary shares (number)	1,191,154,011	976,931,338

The company notes that the diluted loss per share is the same as basic loss per share.

7. Loss per share

	Year Ended 30 June 2021	Year Ended 30 June 2020
Basic loss per share– continuing and discontinued operations – cents per share	$(1.16)	$(0.69)
Basic loss per share– continuing operations – cents per share	$(1.16)	$(0.57)

Basic loss per share
The loss and weighted average number of ordinary shares used in the calculation of basic loss per share is as follows:
– Loss from continuing and discontinued operations ($)	$(11,372,799)	$(4,697,636)
– Loss from continuing operations ($)	$(11,372,799)	$(3,929,284)
– Weighted average number of ordinary shares (number)	976,931,338	684,035,399